Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cost [Member]
Inventories (Details) - Schedule of Inventories [Line Items]
Finished goods	$ 23,116	$ 68,629
Allowance for valuation loss [Member]
Inventories (Details) - Schedule of Inventories [Line Items]
Finished goods
Book value [Member]
Inventories (Details) - Schedule of Inventories [Line Items]
Finished goods	$ 23,116	$ 68,629